Capital and Reserves - Additional Information (Detail) $ / shares in Units, $ in Thousands						6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) Director shares	Dec. 16, 2020 USD ($)	Dec. 02, 2020 USD ($)	Nov. 16, 2020 USD ($)	Nov. 12, 2020 USD ($) $ / shares	Jun. 30, 2021 USD ($) Director shares	Dec. 31, 2020 USD ($) Director $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Conversion of convertible debt amount						$ 70,000	$ 30,189
Proceeds from notes issued							$ 100,000	$ 51,064
Preference C Shares [member]
Disclosure of classes of share capital [line items]
Increase decrease in the number of shares issued | shares							24,796,225	227,380,145
Sale of stock issue price per share | $ / shares							$ 0.00001277	$ 0.00001277
Issue of equity							$ 42,097	$ 337,271
Ordinary shares [member] | Ordinary A Shares [member]
Disclosure of classes of share capital [line items]
Voting rights percentage	50.00%					50.00%	50.00%
Number of additional directors entitled to be appointed by the majority shareholders | Director	1					1	1
Ordinary shares [member] | Ordinary B Shares [member]
Disclosure of classes of share capital [line items]
Increase decrease in the number of shares issued | shares						17,206,000
Voting rights percentage	50.00%					50.00%	50.00%
Number of directors entitled to be appointed by the qualifying stakeholder | Director	1					1	1
Preference shares [member] | Preference C Shares [member]
Disclosure of classes of share capital [line items]
Increase decrease in the number of shares issued | shares						41,012,000	24,796,000
Voting rights percentage	50.00%					50.00%	50.00%
Number of directors entitled to be appointed by the largest shareholder | Director	1					1	1
Number of directors entitled to be appointed by the qualifying stakeholder | Director	1					1	1
Cash Received [member] | Preference C Shares [member]
Disclosure of classes of share capital [line items]
Increase decrease in the number of shares issued | shares							6,976,194
Proceeds from issue of preference shares							$ 11,908
Tranche One [member] | Global Health Equity (Cyprus Limited) [member] | Convertible Loan Agreement [member]
Disclosure of classes of share capital [line items]
Notes and debentures issued					$ 30,000
Proceeds from notes issued					$ 30,000
Borrowings interest rate					11.00%
Convertible debt conversion price per share | $ / shares					$ 1.706802577
Tranche One [member] | Global Health Equity (Cyprus Limited) [member] | Convertible Loan Agreement [member] | Component One [member]
Disclosure of classes of share capital [line items]
Proceeds from notes issued				$ 15,000
Tranche One [member] | Global Health Equity (Cyprus Limited) [member] | Convertible Loan Agreement [member] | Component Two [member]
Disclosure of classes of share capital [line items]
Proceeds from notes issued			$ 15,000
Tranche Two [member] | Global Health Equity (Cyprus Limited) [member] | Convertible Loan Agreement [member]
Disclosure of classes of share capital [line items]
Notes and debentures issued					$ 70,000
Proceeds from notes issued		$ 70,000			$ 30,000
Borrowings interest rate					11.00%
Tranche Two [member] | Global Health Equity (Cyprus Limited) [member] | Convertible Loan Agreement [member] | Preference C Shares [member]
Disclosure of classes of share capital [line items]
Conversion of convertible debt amount	$ 70,000					$ 70,000
Increase decrease in the number of shares issued | shares	41,012,358					41,012,358
Principal [member] | Tranche Two [member] | Global Health Equity (Cyprus Limited) [member] | Convertible Loan Agreement [member] | Preference C Shares [member]
Disclosure of classes of share capital [line items]
Conversion of convertible debt amount							$ 30,000
Increase decrease in the number of shares issued | shares							17,708,792
Interest [member] | Tranche Two [member] | Global Health Equity (Cyprus Limited) [member] | Convertible Loan Agreement [member] | Preference C Shares [member]
Disclosure of classes of share capital [line items]
Conversion of convertible debt amount							$ 189
Increase decrease in the number of shares issued | shares							111,239